Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
	March 31,
	2018	2019
	$ in thousands	$ in thousands
Cost
Buildings	17,863	16,890
Construction-in-progress	260	597
Plant and machinery	9,932	9,838
Furniture, fixtures and equipment	1,468	1,475
Motor vehicles	643	636

	30,166	29,436
Less: accumulated depreciation	(19,732)	(19,845)

	10,434	9,591